Interest and Financing Service Fees on Loans (Details) - Schedule of interest and financing service fees on loans	9 Months Ended
Sep. 30, 2022 CNY (¥)
Interest and Financing Service Fees on Loans (Details) - Schedule of interest and financing service fees on loans [Line Items]
Interest and financing service fees on loans	¥ 1,180,106,666
Interests on deposits with banks	8,755,924
Interest expense on interest-bearing borrowings	(583,589,934)
Net interest and fees income	605,272,656
Interest income charged to sales partners	89,501,328
Collaboration cost for sales partners	(241,162,974)
Net interest and fees income after collaboration cost	453,611,010
Provision for credit losses	(154,240,697)
Net interest and fees income after collaboration cost and provision for credit losses	299,370,313
Traditional Facilitation Model [Member]
Interest and Financing Service Fees on Loans (Details) - Schedule of interest and financing service fees on loans [Line Items]
Interest and financing service fees on loans	24,901,747
Interests on deposits with banks	530,044
Interest expense on interest-bearing borrowings	(7,859,919)
Net interest and fees income	17,571,872
Interest income charged to sales partners
Collaboration cost for sales partners
Net interest and fees income after collaboration cost	17,571,872
Provision for credit losses	82,716,654
Net interest and fees income after collaboration cost and provision for credit losses	100,288,526
Collaboration Model [Member]
Interest and Financing Service Fees on Loans (Details) - Schedule of interest and financing service fees on loans [Line Items]
Interest and financing service fees on loans	1,155,204,919
Interests on deposits with banks	8,225,880
Interest expense on interest-bearing borrowings	(575,730,015)
Net interest and fees income	587,700,784
Interest income charged to sales partners	89,501,328
Collaboration cost for sales partners	(241,162,974)
Net interest and fees income after collaboration cost	436,039,138
Provision for credit losses	(236,957,351)
Net interest and fees income after collaboration cost and provision for credit losses	¥ 199,081,787